Debt Instruments - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Financial assets held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets available-for-sale			133,271	116,774
Financial assets at amortised cost	946,099	909,094
Loans and receivables			903,013	840,004
Held-to-maturity investments			13,491	14,468
Debt instruments
Debt Instruments
Financial assets held for trading	27,800	36,554	36,351	48,922
Non-trading financial assets mandatorily at fair value through profit or loss	5,587	1,792
Financial assets designated at fair value through profit or loss	3,222	3,286	3,485	3,398
Financial assets at fair value through other comprehensive income	116,819	122,077
Financial assets available-for-sale	118,420		128,481	111,287
Financial assets at amortised cost	37,696	35,772
Loans and receivables			17,543	13,237
Held-to-maturity investments			13,491	14,468
Total financial assets	191,124		199,351	191,312
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired [member]
Debt Instruments
Total financial assets	154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Debt Instruments
Total financial assets	117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Total financial assets	870
Gross carrying amount | Debt instruments
Debt Instruments
Total financial assets	191,759		200,081	191,810
Gross carrying amount | Debt instruments | Financial instruments credit-impaired
Debt Instruments
Total financial assets	870		1,017	773
Gross carrying amount | Debt instruments | EUR
Debt Instruments
Total financial assets	76,513		93,250	73,791
Gross carrying amount | Debt instruments | GBP
Debt Instruments
Total financial assets	19,153		16,203	16,106
Gross carrying amount | Debt instruments | USD
Debt Instruments
Total financial assets	22,864		25,191	31,401
Gross carrying amount | Debt instruments | BRL
Debt Instruments
Total financial assets	40,871		39,233	43,370
Gross carrying amount | Debt instruments | Other currencies
Debt Instruments
Total financial assets	32,358		26,204	27,142
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	50,488		59,186	45,696
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	99,959		99,424	103,070
Gross carrying amount | Debt securities issued by financial institutions
Debt Instruments
Total financial assets	10,574		12,155	16,874
Gross carrying amount | Other fixed income debt securities
Debt Instruments
Total financial assets	29,868		28,299	25,397
Accumulated impairment | Debt instruments
Debt Instruments
Total financial assets	(635)	€ (704)	€ (730)	€ (498)	€ (291)
Accumulated impairment | Debt instruments | Next 12 months | Financial instruments not credit-impaired [member]
Debt Instruments
Total financial assets	(30)
Accumulated impairment | Debt instruments | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Debt Instruments
Total financial assets	(9)
Accumulated impairment | Debt instruments | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Total financial assets	€ (596)